Exhibit 1

KPMG LLP 1676 International Drive McLean, VA 22102

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Cantor Commercial Real Estate Lending, L.P. (the “Company”)

CCRE Commercial Mortgage Securities, L.P.
Cantor Fitzgerald & Co.
(together, the “Specified Parties”)

Re: CF Trust 2019-MF1 – Data File Procedures

We have performed the procedures described below, which were agreed to by the Specified Parties, on specific attributes identified by the Company contained in an electronic data file entitled “CF 2019-MF1 Accounting Tape.xlsx” provided to us on August 1, 2019 (the “Data File”) containing information pertaining to the mortgage loan (“Mortgage Loan”) and related 34 mortgaged properties (“Mortgaged Properties”) which we were informed are to be included as collateral related to CF Trust 2019-MF1. The Company is responsible for the specified attributes identified by the Company in the Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise noted, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the materiality threshold.
•	The term “recomputed” means recalculated and compared the results to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the materiality threshold.
•	The term “materiality threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.
•	The term “Cut-Off Date” means the payment date in August 2019, as provided by the Company.
•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform procedures and listed in Attachment A.
•	The term “Loan File” means the copies of source documents made available by the Company and listed in Attachment A.
•	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures and listed in Attachment B.
•	The term “Calculation Methodology” means the field listed in Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.
•	The term “Instructions” means the instructions provided by the Company pertaining to a specific attribute, methodology, or value and described in Attachment C.

KPMG LLP is a Delaware limited liability partnership and the US member firm of the KPMG network of independent member firms affiliated with KPMG International Cooperative (“KPMG International”), a Swiss entity.

We were instructed by the Company to perform the agreed-upon procedures on the Mortgage Loan and the related Mortgaged Properties in the Data File.

A.	We compared the Compared Attributes in the Data File to the corresponding information set forth in the Loan File (subject to the Instructions). Where more than one document was indicated, we used the highest priority document that we could locate in the Loan File. The document priority is the order provided by the Company, which is listed in the “Source Document(s) column” in the Attachment A, with the highest priority document listed first.
B.	Using (i) certain information in the Data File, and (ii) the Calculation Methodology, we recomputed the Recomputed Attributes in the Data File and compared the results of our recomputations to the corresponding information contained in the Data File.

There were no conclusions that resulted from the procedures.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specific attributes identified by the Company in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The procedures performed were applied based on the methodologies, instructions, assumptions, and information provided to us by the Company, without verification or evaluation of such methodologies, instructions, assumptions, and information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the methodologies, instructions, assumptions, or information provided to us by the Company, (ii) the physical existence of the Mortgage Loan and Mortgaged Properties, (iii) the reliability or accuracy of the documents furnished to us by the Company which were used in our procedures, (iv) the adequacy of the disclosures in the Data File, or as to whether any of the statements expressed therein omit any material facts, or (v) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Mortgage Loan to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing the Mortgage Loan being securitized, (iii) the compliance of the originators of the Mortgage Loan with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ KPMG LLP

McLean, Virginia

August 1, 2019

2

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document(s)
Loan Pool No.	Provided by the Company
Loan Number	Provided by the Company
Mortgage Loan Seller	Provided by the Company
Mortgage Loan Originator	Provided by the Company
Property ID	Provided by the Company
Property Name	Provided by the Company
Original Balance	Loan Agreement, Promissory Note
Cut-Off Date Balance	Loan Agreement, Promissory Note
Maturity Date Balance	Loan Agreement, Promissory Note
Cut-Off Date	Provided by the Company
Number of Properties	Provided by the Company
Street Address	Appraisal
City	Appraisal
State	Appraisal
Zip Code	Appraisal
County	Appraisal
Property Type	Appraisal
Property Sub-Type	Appraisal
Units	Underwritten Rent Roll, Borrower Rent Roll
Year Built	Appraisal
Year Renovated	Appraisal
Current Occupancy	Underwritten Rent Roll
Current Occupancy Date	Underwritten Rent Roll
Sec. 8 (Multifamily) (Y/N)	Provided by the Company
No. of Sec. 8 Units	Provided by the Company
Sec. 42 (Multifamily) (Y/N)	Provided by the Company

A-1

ATTACHMENT A

Attribute	Source Document(s)
No. of Sec. 42 Units	Provided by the Company
Ownership Interest	Title Policy
"As-is" Appraised Value	Appraisal
"As-is" Appraised Value as of Date	Appraisal
"As-Stabilized" Appraised Value	Appraisal
"As-Stabilized" Appraised Value as of Date	Appraisal
"As-Portfolio” Appraised Value	Appraisal
Borrower Name	Loan Agreement, Promissory Note
Sponsor	Provided by the Company
Nonrecourse Carve-out Guarantor	Guaranty
Environmental Indemnitor	Environmental Indemnity, Loan Agreement
Non-Consolidation Opinion (Y/N)	Non-Consolidation Opinion
Independent Director (Y/N)	Loan Agreement
Acquisition or Refinance	Closing Statement
Note Date	Loan Agreement, Promissory Note
First P&I Payment Date	Loan Agreement
First Payment Date (IO)	Loan Agreement
Maturity Date	Loan Agreement
Lockbox Type	Loan Agreement
Cash Management Status	Loan Agreement
Terms/Description of Springing Lockbox	Loan Agreement
Original Term to Maturity or ARD (mos.)	Loan Agreement
Original IO Period (mos.)	Loan Agreement
Original Amort. Term (mos.)	Loan Agreement
Amort. Type	Loan Agreement
Interest Accrual Method	Loan Agreement
LIBOR Assumption	Provided by the Company

A-2

ATTACHMENT A

Attribute	Source Document(s)
LIBOR Setting	Loan Agreement
LIBOR Reset Frequency	Loan Agreement
LIBOR Rounding	Loan Agreement
LIBOR Floor	Loan Agreement
Margin	Loan Agreement
Interest Rate Change Amount	Loan Agreement
Interest Rate Change Trigger	Loan Agreement
LIBOR Cap	Interest Rate Cap Agreement
LIBOR Cap Expiration	Interest Rate Cap Agreement
LIBOR Cap Provider	Interest Rate Cap Agreement
LIBOR Cap Provider Ratings (S/M/F)	Bloomberg Screenshot
Exit Fee	Loan Agreement
Extension Option	Loan Agreement
Extension Fee	Loan Agreement
Extended Maturity	Loan Agreement
Aggregate Extension Options	Loan Agreement
Penalty Period	Loan Agreement
2017 EGI	Underwritten Cash Flow
2017 Expenses	Underwritten Cash Flow
2017 NOI Date	Underwritten Cash Flow
2018 EGI	Underwritten Cash Flow
2018 Expenses	Underwritten Cash Flow
2018 NOI Date	Underwritten Cash Flow
Most Recent EGI	Underwritten Cash Flow
Most Recent Expenses	Underwritten Cash Flow
Most Recent NOI Date	Underwritten Cash Flow
2015 Occupancy	Historical Rent Roll

A-3

ATTACHMENT A

Attribute	Source Document(s)
2016 Occupancy	Historical Rent Roll
2017 Occupancy	Historical Rent Roll
2018 Occupancy	Historical Rent Roll
Underwritten Occupancy %	Underwritten Cash Flow
Underwritten EGI	Underwritten Cash Flow
Underwritten Expenses	Underwritten Cash Flow
Underwritten Cap Ex	Underwritten Cash Flow
Median Household Income (1 mile)	Appraisal
Median Household Income (3 miles)	Appraisal
Median Household Income (5 miles)	Appraisal
Population (1 mile)	Appraisal
Population (3 mile)	Appraisal
Population (5 miles)	Appraisal
CBSA	Appraisal
Submarket	Appraisal
Submarket Effective Rent/Unit	Appraisal
Submarket Occupancy	Appraisal
Tax Escrow in Place (Y/N)	Closing Statement, Loan Agreement
Initial Tax Escrow Amount ($)	Closing Statement, Loan Agreement
Ongoing Tax Escrow - Monthly ($)	Closing Statement, Loan Agreement
Tax Reserve Cap ($ and Description)	Closing Statement, Loan Agreement
Springing Reserve Requirement for Tax (Y/N)	Closing Statement, Loan Agreement
Terms or Conditions for Springing Tax Reserve Requirement	Closing Statement, Loan Agreement
Current Tax Escrow Balance	Closing Statement, Loan Agreement, Servicer Report
Interest on Tax Escrow Goes to:	Closing Statement, Loan Agreement
Insurance Escrow in Place (Y/N)	Closing Statement, Loan Agreement
Initial Insurance Escrow Amount ($)	Closing Statement, Loan Agreement

A-4

ATTACHMENT A

Attribute	Source Document(s)
Ongoing Insurance Escrow - Monthly ($)	Closing Statement, Loan Agreement
Insurance Reserve Cap ($ and Description)	Closing Statement, Loan Agreement
Springing Reserve Requirement for Insurance (Y/N)	Closing Statement, Loan Agreement
Terms or Conditions for Springing Insurance Reserve Requirement	Closing Statement, Loan Agreement
Current Insurance Escrow Balance	Closing Statement, Loan Agreement, Servicer Report
Interest on Insurance Escrow Goes to:	Closing Statement, Loan Agreement
Deferred Maintenance Escrow in Place (Y/N)	Closing Statement, Loan Agreement
Deferred Maintenance Required ($)	PCR Report, PCR.xlsx
Deferred Maintenance Escrow Amount ($)	Closing Statement, Loan Agreement
Deferred Maintenance Escrow Current Balance ($)	Closing Statement, Loan Agreement, Servicer Report
Interest on Deferred Maint. Escrow Goes to:	Closing Statement, Loan Agreement
Cap Ex Escrow in Place (Y/N)	Closing Statement, Loan Agreement
Initial Cap Ex Escrow Amount ($)	Closing Statement, Loan Agreement
Ongoing Cap Ex Escrow - Monthly ($)	Closing Statement, Loan Agreement
Cap Ex Reserve Cap ($ and Description)	Closing Statement, Loan Agreement
Springing Reserve Requirement for Cap Ex (Y/N)	Closing Statement, Loan Agreement
Terms or Conditions for Springing Cap Ex Reserve Requirement	Closing Statement, Loan Agreement
Current Cap Ex Escrow Balance	Closing Statement, Loan Agreement, Servicer Report
Interest on Cap Ex Escrow Goes to:	Closing Statement, Loan Agreement
TI/LC Escrow in Place (Y/N)	Closing Statement, Loan Agreement
Initial TI/LC Escrow Amount ($)	Closing Statement, Loan Agreement
Ongoing TI/LC Escrow - Monthly ($)	Closing Statement, Loan Agreement
TI/LC Reserve Cap ($ and Description)	Closing Statement, Loan Agreement
Springing Reserve Requirement for TI/LC (Y/N)	Closing Statement, Loan Agreement
Terms or Conditions for Springing TI/LC Reserve Requirement	Closing Statement, Loan Agreement
Current TI/LC Balance	Closing Statement, Loan Agreement, Servicer Report

A-5

ATTACHMENT A

Attribute	Source Document(s)
Interest on TI/LC Escrow Goes to:	Closing Statement, Loan Agreement
Other Escrows in Place (Y/N)	Closing Statement, Loan Agreement
Description of "Other" Escrows	Closing Statement, Loan Agreement
Initial Other Escrow Amount ($)	Closing Statement, Loan Agreement
Ongoing Other Escrow - Monthly ($)	Closing Statement, Loan Agreement
Other Reserve Cap ($)	Closing Statement, Loan Agreement
Other Springing Reserve Requirement (Y/N)	Closing Statement, Loan Agreement
Terms or Conditions for Springing Other Reserve Requirement	Closing Statement, Loan Agreement
Current Other Balance	Closing Statement, Loan Agreement, Servicer Report
Interest on Other Escrow Goes to:	Closing Statement, Loan Agreement
Other Escrow Description/ Release Provisions	Closing Statement, Loan Agreement
FIRREA Appraisal (Y/N)	Appraisal
Appraisal Report Date	Appraisal
Phase I Date	ESA
Phase II Date	ESA
Engineering Report Date	PCR Report
Seismic Report Date	Seismic Report
Earthquake Zone 3 or 4 (Y/N)	Seismic Report
PML %	Seismic Report
Earthquake Insurance (Y/N)	Insurance
Windstorm Insurance (Y/N)	Insurance
Flood Zone (Y/N)	PCR Report
Flood Insurance (Y/N)	Insurance
Environmental Insurance (Y/N)	Insurance
Environmental Insurance in Lieu of Phase II (Y/N)	Insurance
Due Date	Loan Agreement

A-6

ATTACHMENT A

Attribute	Source Document(s)
Debt Service Payment Grace Period to Impose Late Charge	Loan Agreement
Debt Service Grace Period to Call a Default	Loan Agreement
Balloon Payment Grace Period to Impose Late Charge	Loan Agreement
Balloon Payment Grace Period to Call a Default	Loan Agreement
Default Interest %	Loan Agreement
Assumption Provision (Y/N)	Loan Agreement
Assumption/Fee	Loan Agreement
Partial Collateral Release (Y/N)	Loan Agreement
Partial Collateral Release and Prepayment Descriptions	Loan Agreement
Substitution Allowed (Y/N)	Loan Agreement
Substitution Provision Description	Loan Agreement
Voluntary Partial Prepayment Permitted (Y/N) (escrows, LOCs, other, etc.)	Loan Agreement
Partial Prepayment Description	Loan Agreement
Prepayment Interest Shortfall (Y/N)	Loan Agreement
Prepayment String	Loan Agreement
LO End Date	Loan Agreement
Open Period Begin Date	Loan Agreement
Addit Debt Permitted (Y/N)	Loan Agreement
Type of Addit Debt Permitted	Loan Agreement
Addit Debt Exist (Y/N)	Loan Agreement
Additional Debt Type(s)	Loan Agreement
Total Additional Debt Original Balance	Loan Agreement, Mezzanine Loan Agreement
Total Additional Debt Cut-off Date Balance	Loan Agreement, Mezzanine Loan Agreement
Additional Debt Margin	Loan Agreement, Mezzanine Loan Agreement
Master Fee	Provided by the Company

A-7

ATTACHMENT A

Attribute	Source Document(s)
Primary Fee	Provided by the Company
Cert Admin / Trust Fee Rate	Provided by the Company
CREFC Fee	Provided by the Company
Operating Advisor Fee	Provided by the Company
Admin Total	Provided by the Company

A-8

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
% by Cut-off Date Balance	Cut-Off Date Balance of respective property divided by the sum of all the properties' Cut-Off Date Balance.
Cut-Off Date Balance per Unit	Cut-off Date Balance divided by Units.
"As-is" Cut-off Date LTV	Cut-Off Date Balance divided by "As-is" Appraised Value.
"As-Stabilized" Cut-off Date LTV	Cut-Off Date Balance divided by "As-Stabilized" Appraised Value.
"As-Portfolio" Cut-off Date LTV	Cut-Off Date Balance divided by "As-Portfolio” Appraised Value.
Remaining Term to Maturity or ARD (mos.)	Original Term to Maturity or ARD (mos.) minus Seasoning.
Remaining IO Period (mos.)	Original IO Period (mos.) minus Seasoning.
Remaining Amort. Term (mos.)	Original Amort. Term (mos.) minus Seasoning
Rate	Margin plus Assumed LIBOR.
Monthly Debt Service (IO)	Cut-off Date Balance multiplied by the Rate multiplied by 365/360, divided by 12.
Annual Debt Service (IO)	Cut-off Date Balance multiplied by the Rate multiplied by 365/360.
Annual Mortgage Debt Service at LIBOR	Cut-off Date Balance multiplied by the Assumed LIBOR multiplied by 365/360.
Cap Coupon	Margin plus LIBOR Cap.
Annual Debt Service at Cap	Cut-off Date Balance multiplied by the Cap Coupon multiplied by 365/360.
Original Term Extended	Number of payments between and including the First Payment Date (IO) and Extended Maturity.
Remaining Term Extended	Original Term Extended minus Seasoning.
UW NCF DSCR at LIBOR	Underwritten NCF divided by Annual Mortgage Debt Service at LIBOR.
UW NOI DSCR at LIBOR	Underwritten NOI divided by Annual Mortgage Debt Service at LIBOR.
UW NCF DSCR at Cap	Underwritten NCF divided by Debt Service at Cap.

B-1

ATTACHMENT B

Attribute	Calculation Methodology
UW NOI DSCR at Cap	Underwritten NOI divided by Debt Service at Cap.
UW NOI DSCR (IO)	Underwritten NCF divided by Annual Debt Service (IO).
UW NCF DSCR (IO)	Underwritten NOI divided by Annual Debt Service (IO).
2017 NOI	2017 EGI minus the 2017 Expenses.
2017 NOI Debt Yield	2017 NOI divided by the Cut-Off Date Balance.
2018 NOI	2018 EGI minus the 2018 Expenses
2018 NOI Debt Yield	2018 NOI divided by the Cut-Off Date Balance.
Most Recent NOI	Most Recent EGI minus the Most Recent Expenses
Most Recent NOI Debt Yield	Most Recent NOI divided by the Cut-Off Date Balance.
Underwritten NOI	Underwritten EGI minus Underwritten Expenses.
Underwritten NOI Debt Yield	Underwritten NOI divided by the Cut-Off Date Balance.
Underwritten NCF	Underwritten NOI minus Underwritten Cap Ex.
Underwritten NCF Debt Yield	Underwritten NCF divided by the Cut-off Date Balance.
% of Total Recommended Deferred Maintenance Amount Escrowed (%)	Deferred Maintenance Escrow Amount ($) divided by Deferred Maintenance Required ($).
Seasoning	Number of payments between and including the First Payment Date (IO) and the Cut-Off Date.
Additional Debt Interest Rate	Sum of LIBOR Assumption and Additional Debt Margin.
Additional Debt Annual Debt Service	Total Additional Debt Cut-off Date Balance multiplied by the Additional Debt Interest Rate multiplied by 365/360.
Total Original Debt Balance	Sum of Original Balance and Total Additional Debt Original Balance.
Total Cut-off Date Debt Balance	Sum of Cut-Off Date Balance and Total Additional Debt Cut-off Date Balance.
Total Debt Monthly Debt Service	Sum of Additional Debt Annual Debt Service divided by 12 and Monthly Debt Service (IO).

B-2

ATTACHMENT B

Attribute	Calculation Methodology
Total Debt Annual Debt Service	Total Debt Monthly Debt Service multiplied by 12.
Total Debt Cut-off Date LTV Ratio	Total Cut-off Date Debt Balance divided by "As-is" Appraised Value.
Total Debt UW NCF DSCR	Underwritten NCF divided by Total Debt Annual Debt Service.
Total Debt UW NOI Debt Yield	Underwritten NOI divided by Total Cut-off Date Debt Balance.
Net Coupon	Rate less Admin Fee.
B-3

ATTACHMENT C

INSTRUCTIONS

1.	For those Compared Attributes with the Source Document indicated as “Provided by the Company”, we were instructed by the Company to assume the attribute is accurate and not perform any procedure.

C-1